Income taxes - Components of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of income tax (benefit) provision
Current tax expense (benefit)	$ 246
Deferred tax expense (benefit)	(2,638)	$ (450)	$ (480)
Change in valuation allowance	3,587	18,138	3,321
Total income tax (benefit)	(2,638)	(450)	(480)
Sweden
Components of income tax (benefit) provision
Deferred tax expense (benefit)		212	(648)
Ireland
Components of income tax (benefit) provision
Current tax expense (benefit)	22
Deferred tax expense (benefit)		(24)
U.S. | Federal
Components of income tax (benefit) provision
Current tax expense (benefit)	151
Deferred tax expense (benefit)	(5,793)	(17,543)	(2,433)
U.S. | State
Components of income tax (benefit) provision
Current tax expense (benefit)	73
Deferred tax expense (benefit)	$ (678)	$ (1,233)	$ (720)